Average Annual Total Returns - ClearBridge International Growth Fund	Mar. 01, 2021
Class A
Average Annual Return:
1 Year	17.38%
5 Years	13.15%
10 Years	11.02%
Class C
Average Annual Return:
1 Year	22.55%
5 Years	13.61%
10 Years	10.84%
Class C | After Taxes on Distributions
Average Annual Return:
1 Year	22.55%
5 Years	13.61%
10 Years	10.84%
Class C | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	13.35%
5 Years	10.93%
10 Years	9.01%
Class FI
Average Annual Return:
1 Year	24.50%
5 Years	14.47%
10 Years	11.67%
Class R
Average Annual Return:
1 Year	24.18%
5 Years	14.19%
10 Years	11.39%
Class I
Average Annual Return:
1 Year	24.93%
5 Years	14.79%
10 Years	11.97%
Class IS
Average Annual Return:
1 Year	25.02%
5 Years		[1]
10 Years		[1]
Since Inception	17.00%
Inception Date	Sep. 17, 2018
Class A2
Average Annual Return:
1 Year	17.28%
5 Years		[1]
10 Years		[1]
Since Inception	17.23%
Inception Date	Jul. 10, 2019

[1]	N/A